Other Information (Schedule Of Other Current Assets) (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Other Information [Abstract]
Inventory	$ 23,777	$ 26,872
Deferred tax asset	37,793	51,967
Deposits	4,466	5,126
Deferred loan costs	32,602	30,165
Other	37,661	47,027
Total other current assets	$ 136,299	$ 161,157